Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Nov. 25, 2018	Nov. 26, 2017	Nov. 27, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 285,244	$ 284,556	$ 291,209
Other comprehensive income (loss), before related income taxes:
Pension and postretirement benefits	4,336	30,125	(22,925)
Net investment hedge gains (losses)	21,280	(59,945)	(829)
Foreign currency translation (losses) gains	(43,713)	40,256	(30,380)
Unrealized (losses) gains on marketable securities	(1,488)	3,379	143
Total other comprehensive (loss) income, before related income taxes	(19,585)	13,815	(53,991)
Income tax (expense) benefit related to items of other comprehensive income (loss)	(852)	9,223	6,211
Comprehensive income, net of income taxes	264,807	307,594	243,429
Comprehensive income attributable to noncontrolling interest	(1,868)	(3,258)	(625)
Comprehensive income attributable to Levi Strauss & Co.	$ 262,939	$ 304,336	$ 242,804